Income taxes - Temporary differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of temporary differences
Net income	$ (23)	$ (57)	$ (30)
Share capital	9
Balance at end of period	0
Property, plant and equipment and intangible assets
Reconciliation of temporary differences
Balance at beginning of period	(327)	(276)
Acquired during the year & other		(83)
Net income	29	35
Other comprehensive income (loss)	0	0
Foreign currency translation	5	(3)
Share capital	0
Other	(2)
Balance at end of period	(295)	(327)	(276)
Net pension and share- based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	3	1
Acquired during the year & other		0
Net income	5	2
Other comprehensive income (loss)	0	0
Foreign currency translation	0	0
Share capital	0
Other	0
Balance at end of period	8	3	1
Debt and equity issue costs
Reconciliation of temporary differences
Balance at beginning of period	4	6
Acquired during the year & other		0
Net income	(2)	(2)
Other comprehensive income (loss)	0	0
Foreign currency translation	0	0
Share capital	0
Other	(1)
Balance at end of period	1	4	6
Provisions and other
Reconciliation of temporary differences
Balance at beginning of period	17	7
Acquired during the year & other		2
Net income	(1)	4
Other comprehensive income (loss)	0	4
Foreign currency translation	0	0
Share capital	0
Other	2
Balance at end of period	18	17	7
Non-capital loss carried forward
Reconciliation of temporary differences
Balance at beginning of period	38	10
Acquired during the year & other		14
Net income	(8)	16
Other comprehensive income (loss)	(1)	(2)
Foreign currency translation	0	0
Share capital	(9)
Other	(1)
Balance at end of period	19	38	10
Leases
Reconciliation of temporary differences
Balance at beginning of period	4	2
Acquired during the year & other		0
Net income	0	2
Other comprehensive income (loss)	0	0
Foreign currency translation	0	0
Share capital	0
Other	1
Balance at end of period	5	4	2
Net deferred income tax asset (liability)
Reconciliation of temporary differences
Balance at beginning of period	(261)	(250)
Acquired during the year & other		(67)
Net income	23	57
Other comprehensive income (loss)	(1)	2
Foreign currency translation	5	(3)
Share capital	(9)
Other	(1)
Balance at end of period	$ (244)	$ (261)	$ (250)